Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of amounts due to related parties
As of December 31, 2024 and 2025, the ending balance of amount due to a related party were as follows:

		2024	2025	2025
	Note	HK$	HK$	US$
Gaderway Investments Limited	(1)	306,110	-	-
Fire Lucky Investment Co., Ltd	(2)	-	-	-
(1)Gaderway Investments Limited, the former shareholder of the Company. The balance represented the amount advance to the Company. These amounts were unsecured, interest-free and repayable on demand. On May 20, 2025, the Company settled the entire advance balance.
(2)Fire Lucky Investment Co., Ltd, the shareholder of the Company. During the year ended December 31, 2025, Fire Lucky provided a loan of USD1,000,000 to the Company with an annual interest rate of 5%. This loan was fully repaid by the Company in December 2025.

Schedule of operating leases with related parties	The lease was classified as an operating lease and the respective lease liability was recorded under operating lease liabilities – related party, current and operating lease liabilities – related party, non-current (see Note 11).

		2024	2025	2025
	Note	HK$	HK$	US$
Trend Up Investment (HK) Limited	(1)	-	4,240,125	544,772
Total		-	4,240,125	544,772
Less: operating lease liabilities - related party, current		-	(2,484,415)	(319,198)
Operating lease liabilities- related party, non-current		-	1,755,710	225,574

(1)Trend Up Investment (HK) Limited is wholly owned by Mr. Dawei Yuan, the Chief Executive Officer and Executive Director of the Company since November 25, 2025. Mr. Yuan is also a sole director of Trend Up Investment (HK) Limited.

Schedule of related party transactions
The following is a list of related parties which the Company had transactions with:

a.PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the former shareholder of the Company.
b.Fire Lucky Investment Co., Ltd, the shareholder of the Company. Mr. Dawei Yuan, a director of Fire Lucky is also the Chief Executive Officer and Executive Director of the Company since November 25, 2025.

c.Trend Up Investment (HK) Limited is wholly owned by Mr. Dawei Yuan, the Chief Executive Officer and Executive Director of the Company since November 25, 2025. Mr. Yuan is also a sole director of Trend Up Investment (HK) Limited.

For the years ended December 31, 2023, 2024 and 2025, the related party transactions were as follows:

		2023	2024	2025	2025
	Note	HK$	HK$	HK$	US$
Subscription fee received from PrimeTime Global Technologies Limited (a)	1	46,080	-	-	-
Sales commission received from PrimeTime Global Technologies Limited (a)	2	364,819	-	-	-
Loan interest paid to Fire Lucky Investment Co., Ltd (b)	3	-	-	130,000	16,702
Office lease paid to Trend Up Investment (HK) Limited	4	-	-	850,667	109,295
During the years ended December 31, 2023, the Company declared dividends to its shareholders. No dividend was declared in the year ended December 31, 2024 and 2025. For details, please refer to Note 16. Shareholders’ Equity.

Notes:

1The Company charged PrimeTime Global Technologies Limited a subscription fee when it used the subscription services of the Company. The subscription income was recorded as revenue.
2The Company charged PrimeTime Global Technologies Limited for sales commission from business referred by the Company. The Company will charge a commission fee at an agreed upon percentage from the sales amount referred by the Company to PrimeTime Global Technologies Limited. The sales commission was recorded as commission income in the other income.
3The Company entered into an unsecured term loan agreement with Fire Lucky Investment Co., Ltd. (the “Loan Agreement”) on August 26, 2025, pursuant to which Fire Lucky Investment Co., Ltd agreed to lend the Company US$1,000,000 (the “Financing”). The Financing bears interest at the rate of 5% per annum, payable upon maturity of the Financing. The principal and interest of the Financing were repaid on December 29, 2025.
4CAT entered into a two-year operating lease agreement for the occupancy of an office space with Trend Up Investment (HK) Limited that is wholly owned by the Chief Executive Officer and Executive Director of the Company.